GMO Emerging Markets Debt Total Return Fund Annual Fund Operating Expenses - GMO Emerging Markets Debt Total Return Fund	Feb. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027April 30, 2027
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1],[2]
Other Expenses (as a percentage of Assets):	0.58%	[2],[3]
Expenses (as a percentage of Assets)	1.18%	[2]
Fee Waiver or Reimbursement	(0.48%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.70%	[2]
Class IV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1],[2]
Other Expenses (as a percentage of Assets):	0.58%	[2],[3]
Expenses (as a percentage of Assets)	1.13%	[2]
Fee Waiver or Reimbursement	(0.48%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.65%	[2]
Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.535%	[1],[2]
Other Expenses (as a percentage of Assets):	0.58%	[2],[3]
Expenses (as a percentage of Assets)	1.12%	[2]
Fee Waiver or Reimbursement	(0.48%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.64%	[2]
Class VI
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.505%	[1],[2]
Other Expenses (as a percentage of Assets):	0.58%	[2],[3]
Expenses (as a percentage of Assets)	1.09%	[2]
Fee Waiver or Reimbursement	(0.48%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.61%	[2]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1],[2]
Other Expenses (as a percentage of Assets):	0.58%	[2],[3]
Expenses (as a percentage of Assets)	1.18%	[2]
Fee Waiver or Reimbursement	(0.48%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.70%	[2]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1],[2]
Other Expenses (as a percentage of Assets):	0.73%	[2],[3]
Expenses (as a percentage of Assets)	1.33%	[2]
Fee Waiver or Reimbursement	(0.48%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.85%	[2]

[1]	[2]Includes both management fee of 0.45% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.70% for Class III shares; 0.65% for Class IV shares; 0.635% for Class V shares; 0.605% for Class VI shares; 0.70% for Class R6 shares; and 0.70% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least April 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	[1]The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
[3]	[3]Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least April 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.